Annual Total Returns[BarChart] - Government Money Market I Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.38%	1.32%	1.67%	0.22%